Related Parties Disclosure - Schedule of Subsidiary/Parent Ownership Interest (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
WISeKey IoT Japan KK
Related Party Transaction [Line Items]
Country of incorporation	Japan	Japan	Japan
Year of incorporation	2017	2017	2017
Share capital	$ 1,000,000	$ 1,000,000	$ 1,000,000
% ownership	100.00%	100.00%	100.00%
Nature of business	Sales & distribution	Sales & distribution	Sales & distribution
WISeKey IoT Taiwan
Related Party Transaction [Line Items]
Country of incorporation	Taiwan	Taiwan	Taiwan
Year of incorporation	2017	2017	2017
Share capital	$ 100,000	$ 100,000	$ 100,000
% ownership	100.00%	100.00%	100.00%
Nature of business	Sales & distribution	Sales & distribution	Sales & distribution
WISeCoin France R&D Lab SAS
Related Party Transaction [Line Items]
Country of incorporation			France
Year of incorporation			2019
Share capital			$ 10,000
% ownership			100.00%
Nature of business			Research & development